Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management
Financial risk management
15	Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s risk management policies on an annual basis. Management identifies and evaluates financial risks and is charged with the responsibility of establishing controls and procedures to ensure that financial risks are mitigated in accordance with the approved policies.

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises from the Company’s accounts receivable and cash. As of December 31, 2021, two customers each represented more than 5% of the gross accounts receivable balance of $31,310,642. As of December 31, 2020, four customers each represented more than 5% of the gross accounts receivable balance of $32,159,306.

The Company reviews the components of these accounts on a regular basis to evaluate and monitor this risk. The Company’s customers are generally financially established organizations, which limits the credit risk relating to the customers. In addition, credit reviews by the Company take into account the counterparty’s financial position, past experience and other factors.

As of December 31, 2021, the allowance for expected credit loss was $338,034 (2020 – $300,000). In establishing the appropriate allowance for expected credit loss, management makes assumptions with respect to the future collectability of the receivables. Assumptions are based on an individual assessment of a customer’s credit quality as well as subjective factors and trends. Overdue accounts as of December 31, 2021, were $3,572,670 (2020 – $4,999,819), which is in the normal course of business. Management believes that the allowance is adequate.

The Company from time to time invests its excess cash in accounts with Schedule I banks and Silicon Valley Bank (“SVB”), a large US based bank, with the objective of maintaining the safety of the principal and providing adequate liquidity to meet current payment obligations and future planned capital expenditures and with the secondary objective of maximizing the overall yield of the portfolio. The Company’s cash as of December 31, 2021, is not subject to external restrictions. Investments must be rated at least investment grade by recognized rating agencies. Given these high credit ratings, the Company does not expect any counterparties to these investments to fail to meet their obligations.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company’s approach to managing liquidity is to ensure, to the extent possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. The Company manages its liquidity risk by continually monitoring forecasted and actual revenue and expenditures and cash flows from operations. Management is also actively involved in the review and approval of planned expenditures. The Company’s principal cash requirements are for principal and interest payments on its debt, capital expenditures and working capital needs. The Company uses its operating cash flows, loans and borrowings and cash balances to maintain liquidity. In the event that future cash flows from operations are lower than expected, the Company may need to seek additional financing, either by issuing additional equity or by undertaking additional borrowings. There is no certainty that additional financing will be available or that it will be available on attractive terms.

(Expressed in Canadian dollars)

The following are the contractual maturities for the financial liabilities:

	December 31,
	2021
		Total	Less
	Carrying	contractual	than	1 to 3
	amount	cash flows	1 year	Years	>3 years
	$	$	$	$	$
Accounts payable and accrued liabilities	24,853,497	24,853,497	24,853,497	—	—
Revolving line of credit	—	—	—	—	—
International Loans	882,085	882,085	467,312	414,773	—
Term Loans	5,916,956	6,222,416	2,478,838	3,743,578	—
Lease Obligation	4,206,869	4,724,847	2,058,161	2,666,686	—

	35,859,407	36,682,845	29,857,808	6,825,037	—

	December 31,
	2020
		Total	Less
	Carrying	contractual	than	1 to 3
	amount	cash flows	1 year	Years	>3 years
	$	$	$	$	$
Accounts payable and accrued liabilities	23,232,661	23,232,661	23,232,661	—	—
Revolving line of credit	—	—	—	—	—
International Loans	1,980,229	1,980,229	1,092,297	887,932	—
Term loans	8,278,004	8,710,774	2,481,550	6,229,224	—
Lease Obligation	6,892,017	7,315,497	3,366,199	3,949,298

	40,382,911	41,239,161	30,172,707	11,066,454

Interest rate risk

Interest rate risk is the risk of financial loss to the Company if interest rates increase on interest-bearing instruments. The revolving line of credit bears interest at 4.6%. The term loans bear interest at a fixed rate of 3.85%, which the Company believes is consistent with market interest rates for this type of debt

Foreign exchange or currency risk

The Company is exposed to foreign exchange risk from purchase transactions, as well as recognized financial assets and liabilities denominated in U.S. dollars. The Company’s main objective in managing its foreign exchange risk is to maintain U.S. cash on hand to support US forecasted obligations and cash flows. To achieve this objective, the Company monitors forecasted cash flows in foreign currencies and attempts to mitigate the risk by modifying the nature of cash held.

If a shift in foreign currency exchange rates of 10% were to occur, the foreign exchange gain or loss on the Company’s net monetary assets could change by approximately $8,253,848 due to the fluctuation and this would be recorded in the consolidated statements of comprehensive income.

(Expressed in Canadian dollars)

Balances held in U.S. dollars are as follows in CAD:

	December 31,	December 31,
	2021	2020
	$	$
Cash	99,118,059	9,255,266
Accounts receivable	22,017,575	24,011,673
Accounts payable	15,530,451	14,547,342